UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01540

AIM Funds Group (Invesco Funds Group)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)  (Zip code)

Sheri Morris    11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 06/30/18

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	June 30, 2018

Invesco European Small Company Fund
Nasdaq:
A: ESMAX ∎ C: ESMCX ∎ Y: ESMYX ∎ R6: ESMSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.02%
Class C Shares	-3.41
Class Y Shares	-2.88
Class R6 Shares	-2.82
MSCI Europe Index▼ (Broad Market Index)	-3.23
MSCI Europe Small Cap Index▼ (Style-Specific Index)	-0.95
Lipper European Funds Index∎ (Peer Group Index)	-3.40

Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI Europe Index is an unmanaged index considered representative of stocks of developed European countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI Europe Small Cap Index is an unmanaged index considered representative of small-cap European stocks. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco European Small Company Fund

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges
Class A Shares
Inception (8/31/00)	10.89%
10 Years	6.41
5 Years	8.80
1 Year	-3.09
Class C Shares
Inception (8/31/00)	10.44%
10 Years	6.22
5 Years	9.22
1 Year	0.74
Class Y Shares
10 Years	7.28%
5 Years	10.31
1 Year	2.77
Class R6 Shares
10 Years	7.06%
5 Years	10.14
1 Year	2.88

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y and Class

R6 shares was 1.44%, 2.19%, 1.19% and 1.15%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y and Class R6 shares was 1.46%, 2.21%, 1.21% and 1.17%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2020. See current prospectus for more information.

3                      Invesco European Small Company Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco European Small Company Fund

Schedule of Investments

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–73.13%
Belgium–1.15%
Sioen Industries N.V.	251,000	$7,957,467
Van de Velde N.V.	45,106	1,638,046
		9,595,513

France–17.88%
Caisse Regionale de Credit Agricole Mutuel Brie Picardie — CCI	94,000	2,739,953
Caisse Regionale de Credit Agricole Mutuel d’Ile-de-France	55,078	5,878,353
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine — CCI	46,988	6,962,735
Caisse Regionale de Credit Agricole Mutuel Nord de France — CCI	365,844	8,885,678
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes — CCI	19,700	4,429,590
Constuctions Industrielles de la Mediterranee S.A.	80,972	10,447,886
GEA	55,000	6,486,573
Gerard Perrier Industrie S.A.	169,171	11,496,885
Infotel S.A.	165,142	10,471,012
Kaufman & Broad S.A.	304,000	14,334,125
Linedata Services(a)	506,159	20,804,674
Maisons France Confort S.A.	112,990	5,620,577
Manutan International	93,000	8,036,111
Metropole Television S.A.	192,790	3,856,321
Neurones	280,000	7,846,944
Tessi S.A.(b)	88,294	19,692,273
Total Gabon	6,432	1,143,299
		149,132,989

Germany–2.87%
CENIT AG	213,758	4,343,131
MorphoSys AG(b)	125,562	15,364,702
SMT Scharf AG(b)	68,697	1,223,317
Takkt AG	164,690	3,011,551
		23,942,701

Greece–3.03%
Autohellas S.A.	207,551	5,525,746
Hellenic Exchanges — Athens Stock Exchange S.A.	940,000	5,104,017
Karelia Tobacco Co. Inc. S.A.	7,255	2,219,576
Mytilineos Holdings S.A.	1,241,192	12,449,830
		25,299,169

Ireland–5.36%
CPL Resources PLC	1,141,792	7,599,642
Origin Enterprises PLC	3,497,056	25,387,939
Total Produce PLC	4,536,323	11,759,483
		44,747,064

	Shares	Value
Israel–3.65%
Hilan Ltd.	517,409	$11,409,774
Israel Discount Bank Ltd.–Class A	5,598,000	16,377,009
MIND C.T.I. Ltd.(a)	1,200,000	2,616,000
		30,402,783

Italy–3.52%
Danieli & C. Officine Meccaniche S.p.A.– Savings Shares	920,532	16,209,571
Gruppo MutuiOnline S.p.A.	415,000	6,900,640
Mondo TV S.p.A.(b)	1,440,000	6,280,605
		29,390,816

Norway–4.47%
Bonheur ASA	531,206	7,200,229
Ekornes ASA	590,214	9,971,080
Kongsberg Gruppen ASA	387,721	8,244,825
Wilh. Wilhelmsen Holding ASA–Class A	474,539	11,885,469
		37,301,603

Portugal–0.35%
Conduril — Engenharia S.A.	46,308	2,919,988

Romania–7.70%
Banca Transilvania S.A.	19,734,298	11,859,554
Fondul Proprietatea S.A.	93,345,624	20,662,443
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	2,391,512	22,366,530
Transgaz S.A. Medias	114,300	9,373,736
		64,262,263

Spain–1.81%
Baron de Ley, S.A.(b)	68,000	9,131,414
Construcciones y Auxiliar de Ferrocarriles, S.A.	124,000	5,951,066
		15,082,480

Switzerland–4.15%
Carlo Gavazzi Holding AG	18,625	6,244,067
Kardex AG	147,048	20,402,297
OC Oerlikon Corp. AG	521,945	8,006,003
		34,652,367

Turkey–0.82%
AG Anadolu Grubu Holding A.S.–Class A	1,476,313	6,854,073

United Kingdom–16.37%
City of London Investment Group PLC	900,000	4,870,062
Clarkson PLC	188,808	5,731,342
DCC PLC	58,026	5,280,378
Diploma PLC	458,327	7,907,955
Eurocell PLC	1,809,000	6,255,298
IG Group Holdings PLC	642,684	7,303,125
JPJ Group PLC(b)	929,000	11,759,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco European Small Company Fund

	Shares	Value
United Kingdom–(continued)
Jupiter Fund Management PLC	867,000	$5,098,157
Lookers PLC	8,915,000	12,754,362
Micro Focus International PLC	357,900	6,223,761
NAHL Group PLC(a)	2,324,183	3,680,948
Renew Holdings PLC	1,981,000	10,719,547
SafeStyle UK PLC(a)	4,775,000	3,340,084
Savills PLC	981,600	11,260,076
Staffline Group PLC	861,000	10,647,579
TP ICAP PLC	1,105,220	6,146,833
Ultra Electronics Holdings PLC	499,583	10,879,269
XLMedia PLC	4,875,000	6,659,216
		136,517,097
Total Common Stocks & Other Equity Interests (Cost $495,534,611)		610,100,906

	Shares	Value
Money Market Funds–26.54%
Invesco Government & Agency Portfolio– Institutional Class, 1.80%(c)	77,493,126	$77,493,126
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(c)	55,340,992	55,357,594
Invesco Treasury Portfolio–Institutional Class, 1.76%(c)	88,563,572	88,563,572
Total Money Market Funds (Cost $221,407,447)		221,414,292
TOTAL INVESTMENTS IN SECURITIES–99.67% (Cost $716,942,058)		831,515,198
OTHER ASSETS LESS LIABILITIES–0.33%		2,731,765
NET ASSETS–100.00%		$834,246,963

Notes to Schedule of Investments:

(a)

Affiliated company during the period. The Investment Company Act of 1940 defines an "affiliated person" as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of June 30, 2018 was $30,441,706, which represented 3.65% of the Fund’s Net Assets. See Note 4.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2018

Industrials	23.5%
Financials	13.6
Information Technology	11.6
Consumer Discretionary	10.7
Consumer Staples	5.8
Energy	4.8
Health Care	1.8
Real Estate	1.3
Money Market Funds Plus Other Assets Less Liabilities	26.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco European Small Company Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $458,132,759)	$579,659,200
Investments in affiliates, at value (Cost $258,809,299)	251,855,998
Foreign currencies, at value (Cost $2,470,663)	2,483,430
Receivable for:
Fund shares sold	1,740,810
Dividends	2,727,165
Investment for trustee deferred compensation and retirement plans	88,480
Other assets	56,428
Total assets	838,611,511

Liabilities:
Payable for:
Fund shares reacquired	3,945,033
Accrued fees to affiliates	183,463
Accrued trustees’ and officers’ fees and benefits	5,757
Accrued other operating expenses	131,711
Trustee deferred compensation and retirement plans	98,584
Total liabilities	4,364,548
Net assets applicable to shares outstanding	$834,246,963

Net assets consist of:
Shares of beneficial interest	$687,297,660
Undistributed net investment income	8,068,663
Undistributed net realized gain	24,291,314
Net unrealized appreciation	114,589,326
$834,246,963

Net Assets:
Class A	$171,765,801
Class C	$31,090,676
Class Y	$608,524,111
Class R6	$22,866,375

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	10,685,555
Class C	2,073,899
Class Y	37,660,775
Class R6	1,414,470
Class A:
Net asset value per share	$16.07
Maximum offering price per share
(Net asset value of $16.07 ÷ 94.50%)	$17.01
Class C:
Net asset value and offering price per share	$14.99
Class Y:
Net asset value and offering price per share	$16.16
Class R6:
Net asset value and offering price per share	$16.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco European Small Company Fund

Statement of Operations

For the six months ended June 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,283,206)	$12,087,912
Dividends from affiliates	2,469,629
Total investment income	14,557,541

Expenses:
Advisory fees	3,903,581
Administrative services fees	106,827
Custodian fees	215,834
Distribution fees:
Class A	228,385
Class B	326
Class C	169,071
Transfer agent fees — A, B, C and Y	451,756
Transfer agent fees — R6	2,120
Trustees’ and officers’ fees and benefits	16,052
Registration and filing fees	48,821
Reports to shareholders	26,884
Professional services fees	24,156
Other	17,084
Total expenses	5,210,897
Less: Fees waived and expense offset arrangement(s)	(139,866)
Net expenses	5,071,031
Net investment income	9,486,510

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	22,401,355
Foreign currencies	(202,388)
22,198,967
Change in net unrealized appreciation (depreciation) of:
Investment securities	(58,672,190)
Foreign currencies	10,210
(58,661,980)
Net realized and unrealized gain (loss)	(36,463,013)
Net increase (decrease) in net assets resulting from operations	$(26,976,503)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco European Small Company Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2018 and the year ended December 31, 2017

(Unaudited)

	June 30, 2018	December 31, 2017
Operations:
Net investment income	$9,486,510	$13,165,872
Net realized gain	22,198,967	17,713,215
Change in net unrealized appreciation (depreciation)	(58,661,980)	118,895,483
Net increase (decrease) in net assets resulting from operations	(26,976,503)	149,774,570

Distributions to shareholders from net investment income:
Class A	—	(2,987,109)
Class B	—	(4,641)
Class C	—	(337,475)
Class Y	—	(11,075,606)
Class R6	—	(219)
Total distributions from net investment income	—	(14,405,050)

Distributions to shareholders from net realized gains:
Class A	—	(2,838,464)
Class B	—	(7,702)
Class C	—	(559,998)
Class Y	—	(9,145,738)
Class R6	—	(177)
Total distributions from net realized gains	—	(12,552,079)

Share transactions-net:
Class A	(9,101,721)	(36,384,645)
Class B	(472,760)	(866,679)
Class C	(2,160,212)	(3,322,288)
Class Y	19,000,701	266,053,459
Class R6	24,564,593	10,022
Net increase in net assets resulting from share transactions	31,830,601	225,489,869
Net increase in net assets	4,854,098	348,307,310

Net assets:
Beginning of period	829,392,865	481,085,555
End of period (includes undistributed net investment income (loss) of $8,068,663 and $(1,417,847), respectively)	$834,246,963	$829,392,865

Notes to Financial Statements

June 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco European Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the

9                         Invesco  European Small Company Fund

Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

As of the open of business on November 30, 2015, the Fund has closed public sales of its shares to new investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net

10                         Invesco  European Small Company Fund

realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

11                         Invesco  European Small Company Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended June 30, 2018, the effective advisory fees incurred by the Fund was 0.91%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.25%, 3.00%, 2.00% and 2.00%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 3.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2018, the Adviser waived advisory fees of $137,477.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges,

12                         Invesco  European Small Company Fund

that may be paid by any class of shares of the Fund. For the six months ended June 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2018, IDI advised the Fund that IDI retained $4,749 in front-end sales commissions from the sale of Class A shares and $653 from Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended June 30, 2018, there were transfers from Level 1 to Level 2 of $89,644,017 and from Level 2 to Level 1 of $130,413,793, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$9,595,513	$—	$—	$9,595,513
France	145,249,737	3,883,252	—	149,132,989
Germany	8,577,999	15,364,702	—	23,942,701
Greece	25,299,169	—	—	25,299,169
Ireland	19,359,125	25,387,939	—	44,747,064
Israel	2,616,000	27,786,783	—	30,402,783
Italy	23,110,211	6,280,605	—	29,390,816
Norway	37,301,603	—	—	37,301,603
Portugal	2,919,988	—	—	2,919,988
Romania	54,888,527	9,373,736	—	64,262,263
Spain	15,082,480	—	—	15,082,480
Switzerland	34,652,367	—	—	34,652,367
Turkey	—	6,854,073	—	6,854,073
United Kingdom	94,268,043	42,249,054	—	136,517,097
Money Market Funds	221,414,292	—	—	221,414,292
Total Investments	$694,335,054	$137,180,144	$—	$831,515,198

13                         Invesco  European Small Company Fund

NOTE 4—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the six months ended June 30, 2018.

	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 06/30/18	Dividend Income
Safestyle UK PLC(a)	$7,737,761	$2,000,224	$—	$(6,397,901)	$—	$3,340,084	$—
Linedata Services	23,872,553	—	—	(3,067,879)	—	20,804,674	—
Mind CTI Ltd	3,324,000	—	—	(708,000)	—	2,616,000	288,000
NAHL Group PLC	5,189,268	—	—	(1,508,320)	—	3,680,948	343,209
Total	$40,123,582	$2,000,224	$—	$(11,682,100)	$—	$30,441,706	$631,209

(a)	As of December 31, 2017, this security was not considered as an affiliate of the Fund.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,389.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2017.

14                         Invesco  European Small Company Fund

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2018 was $75,958,614 and $36,792,910, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$145,654,067
Aggregate unrealized (depreciation) of investments	(33,777,487)
Net unrealized appreciation of investments	$111,876,580

Cost of investments for tax purposes is $719,638,618.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	858,994	$14,240,717	2,177,203	$33,761,219
Class B(b)	150	2,338	1,276	18,113
Class C	78,231	1,225,142	159,092	2,315,394
Class Y	8,003,931	135,041,906	21,729,878	341,938,593
Class R6(d)	1,583,159	27,405,621	683	10,022

Issued as reinvestment of dividends:
Class A	—	—	333,085	5,385,982
Class B(b)	—	—	761	11,508
Class C	—	—	56,560	856,327
Class Y	—	—	1,035,701	16,809,426

Conversion of Class B shares to Class A shares:(c)
Class A	13,814	242,154	46,770	736,365
Class B	(14,078)	(242,154)	(50,113)	(736,365)

Reacquired:
Class A	(1,422,914)	(23,584,592)	(5,102,092)	(76,268,211)
Class B(b)	(14,959)	(232,944)	(11,144)	(159,935)
Class C	(219,237)	(3,385,354)	(451,974)	(6,494,009)
Class Y	(6,900,686)	(116,041,205)	(5,995,212)	(92,694,560)
Class R6	(169,372)	(2,841,028)	—	—
Net increase in share activity	1,797,033	$31,830,601	13,930,474	$225,489,869

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.
(d)	Commencement date of April 4, 2017

15                         Invesco  European Small Company Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/18	$16.58	$0.17		$(0.68)	$(0.51)	$—	$—	$—	$16.07	(3.08)%	$171,766	1.34	%(e)	1.37	%(e)	2.04	%(e)	6%
Year ended 12/31/17	13.35	0.29	(d)	3.47	3.76	(0.27)	(0.26)	(0.53)	16.58	28.29	186,233	1.40		1.42		1.85	(d)	10
Year ended 12/31/16	12.55	0.23		0.85	1.08	(0.28)	—	(0.28)	13.35	8.61	184,024	1.40		1.42		1.80		11
Year ended 12/31/15	12.36	0.14		0.73	0.87	(0.19)	(0.49)	(0.68)	12.55	7.01	205,621	1.44		1.46		1.12		19
Year ended 12/31/14	14.85	0.26	(d)	(1.31)	(1.05)	(0.28)	(1.16)	(1.44)	12.36	(7.02)	173,809	1.39		1.41		1.72	(d)	14
Year ended 12/31/13	11.56	0.12		3.48	3.60	(0.07)	(0.24)	(0.31)	14.85	31.18	308,622	1.46		1.49		0.88		9
Class B
Six months ended 06/30/18(h)	15.49	0.01		0.87	0.88	—	—	—	16.37	5.68	—	2.09	(e)	2.12	(e)	1.29	(e)	6
Year ended 12/31/17	12.51	0.16	(d)	3.24	3.40	(0.16)	(0.26)	(0.42)	15.49	27.23	447	2.15		2.17		1.10	(d)	10
Year ended 12/31/16	11.76	0.13		0.79	0.92	(0.17)	—	(0.17)	12.51	7.88	1,102	2.15		2.17		1.05		11
Year ended 12/31/15	11.65	0.04		0.68	0.72	(0.12)	(0.49)	(0.61)	11.76	6.16	2,262	2.19		2.21		0.37		19
Year ended 12/31/14	14.05	0.14	(d)	(1.23)	(1.09)	(0.15)	(1.16)	(1.31)	11.65	(7.71)	2,938	2.14		2.16		0.97	(d)	14
Year ended 12/31/13	10.99	0.02		3.29	3.31	(0.01)	(0.24)	(0.25)	14.05	30.14	5,299	2.21		2.24		0.13		9
Class C
Six months ended 06/30/18	15.52	0.10		(0.63)	(0.53)	—	—	—	14.99	(3.41)	31,091	2.09	(e)	2.12	(e)	1.29	(e)	6
Year ended 12/31/17	12.53	0.16	(d)	3.25	3.41	(0.16)	(0.26)	(0.42)	15.52	27.27	34,366	2.15		2.17		1.10	(d)	10
Year ended 12/31/16	11.78	0.13		0.79	0.92	(0.17)	—	(0.17)	12.53	7.87	30,709	2.15		2.17		1.05		11
Year ended 12/31/15	11.66	0.04		0.69	0.73	(0.12)	(0.49)	(0.61)	11.78	6.24	36,613	2.19		2.21		0.37		19
Year ended 12/31/14	14.07	0.14	(d)	(1.24)	(1.10)	(0.15)	(1.16)	(1.31)	11.66	(7.78)	34,195	2.14		2.16		0.97	(d)	14
Year ended 12/31/13	11.00	0.02		3.30	3.32	(0.01)	(0.24)	(0.25)	14.07	30.20	51,379	2.21		2.24		0.13		9
Class Y
Six months ended 06/30/18	16.64	0.19		(0.67)	(0.48)	—	—	—	16.16	(2.88)	608,524	1.09	(e)	1.12	(e)	2.29	(e)	6
Year ended 12/31/17	13.41	0.34	(d)	3.46	3.80	(0.31)	(0.26)	(0.57)	16.64	28.48	608,335	1.15		1.17		2.10	(d)	10
Year ended 12/31/16	12.60	0.27		0.85	1.12	(0.31)	—	(0.31)	13.41	8.95	265,250	1.15		1.17		2.05		11
Year ended 12/31/15	12.39	0.18		0.73	0.91	(0.21)	(0.49)	(0.70)	12.60	7.33	257,177	1.19		1.21		1.37		19
Year ended 12/31/14	14.90	0.30	(d)	(1.32)	(1.02)	(0.33)	(1.16)	(1.49)	12.39	(6.81)	140,910	1.14		1.16		1.97	(d)	14
Year ended 12/31/13	11.59	0.16		3.48	3.64	(0.09)	(0.24)	(0.33)	14.90	31.44	288,198	1.21		1.24		1.13		9
Class R6
Six months ended 06/30/18	16.64	0.20		(0.67)	(0.47)	—	—	—	16.17	(2.82)	22,866	1.00	(e)	1.03	(e)	2.38	(e)	6
Year ended 12/31/17(f)	14.67	0.27	(d)	2.28	2.55	(0.32)	(0.26)	(0.58)	16.64	17.49	11	1.08	(g)	1.10	(g)	2.17	(d)(g)	10

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2017. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.24 and 1.51%, $0.11 and 0.76%, $0.11 and 0.76%, $0.29 and 1.76% and $0.22 and 1.83% for Class A, Class B, Class C, Class Y and Class R6 shares, respectively.

Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2014. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.18 and 1.23%, $0.07 and 0.48%, $0.07 and 0.48% and $0.22 and 1.48% for Class A, Class B, Class C and Class Y shares, respectively.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $184,222, $459, $34,095, $630,096 and $19,811 for Class A, Class B, Class C, Class Y and Class R6 shares, respectively.
(f)	Commencement date of April 4, 2017.
(g)	Annualized.
(h)	Reflects activity for the period January 1, 2018 through January 26, 2018 (date of conversion).

16                         Invesco  European Small Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$969.80	$6.54	$1,018.15	$6.71	1.34%
C	1,000.00	965.90	10.19	1,014.43	10.44	2.09
Y	1,000.00	971.20	5.33	1,019.39	5.46	1.09
R6	1,000.00	971.80	4.89	1,019.84	5.01	1.00

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2018 through June 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco  European Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco European Small Company Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper European Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for

18                         Invesco European Small Company Fund

funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fifth and fourth quintiles of its expense group, respectively, and discussed with management reasons for such relative actual and contractual management fees and total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The

Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

19                         Invesco European Small Company Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334	Invesco Distributors, Inc.	ESC-SAR-1 08102018 1529

Semiannual Report to Shareholders	June 30, 2018

Invesco Global Core Equity Fund
Nasdaq:
A: AWSAX ∎ C: AWSCX ∎ R: AWSRX ∎ Y: AWSYX ∎ R5: AWSIX ∎ R6: AWSSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.90%
Class C Shares	-3.24
Class R Shares	-3.03
Class Y Shares	-2.72
Class R5 Shares	-2.74
Class R6 Shares	-2.74
MSCI World Index ▼ (Broad Market/Style-Specific Index)	0.43
Lipper Global Large-Cap Core Funds Index∎ (Peer Group Index)	-0.57

Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Global Core Equity Fund

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges
Class A Shares
Inception (12/29/00)	5.10%
10 Years	3.54
5 Years	6.33
1 Year	1.39
Class C Shares
Inception (12/29/00)	4.68%
10 Years	3.36
5 Years	6.73
1 Year	5.53
Class R Shares
10 Years	3.86%
5 Years	7.27
1 Year	7.03
Class Y Shares
10 Years	4.37%
5 Years	7.80
1 Year	7.62
Class R5 Shares
Inception (10/25/05)	4.81%
10 Years	4.56
5 Years	7.90
1 Year	7.59
Class R6 Shares
10 Years	4.16%
5 Years	7.60
1 Year	7.52

Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.22%, 1.97%, 1.47%, 0.97%, 0.97% and 0.97%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.34%, 2.09%, 1.59%, 1.09%, 0.99% and 0.99%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2019. See current prospectus for more information.

3                         Invesco Global Core Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In”

on the right side of the homepage, and then select “Register for Individual Account Access.”

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Global Core Equity Fund

Schedule of Investments

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.18%
Australia–1.51%
Brambles Ltd.	651,295	$4,287,124
Rio Tinto PLC	159,201	8,780,720
		13,067,844

Brazil–0.59%
PagSeguro Digital Ltd.–Class A(a)	185,762	5,154,895

China–1.40%
Baidu, Inc.–ADR(a)	50,139	12,183,777

Denmark–1.55%
A.P. Møller – Maersk A/S–Class B	4,061	5,058,351
Novo Nordisk A/S–Class B	182,033	8,406,709
		13,465,060

Germany–3.36%
Infineon Technologies AG	203,191	5,179,520
KION Group AG	51,431	3,695,383
Siemens AG	153,436	20,285,312
		29,160,215

Hong Kong–2.56%
AIA Group Ltd.	2,564,800	22,204,076

India–1.44%
Housing Development Finance Corp. Ltd.	333,427	9,291,837
InterGlobe Aviation Ltd.–REGS(b)	201,120	3,197,300
		12,489,137

Ireland–1.04%
James Hardie Industries PLC	538,059	9,058,581

Italy–4.40%
Banca Mediolanum S.p.A.	1,113,063	7,526,728
Enel S.p.A.	3,904,438	21,629,246
Prysmian S.p.A.	364,518	9,056,439
		38,212,413

Japan–13.67%
Asahi Group Holdings, Ltd.	369,600	18,937,409
Daito Trust Construction Co., Ltd.	81,300	13,226,857
Hitachi, Ltd.	1,670,000	11,765,170
KDDI Corp.	648,200	17,724,559
Komatsu Ltd.	460,301	13,103,223
Nissan Chemical Corp.	100,700	4,692,188
Seven & i Holdings Co., Ltd.	226,600	9,878,201
Shimano Inc.	69,900	10,267,155
SoftBank Group Corp.	190,100	13,642,443
Suruga Bank Ltd.	599,800	5,369,483
		118,606,688

Luxembourg–0.67%
ArcelorMittal	199,434	5,823,572

Netherlands–3.51%
Heineken N.V.	83,696	8,390,733
ING Groep N.V.	788,434	11,312,532

	Shares	Value
Netherlands–(continued)
Randstad N.V.	183,486	$10,767,687
		30,470,952

Norway–0.49%
Orkla ASA	480,558	4,207,800

Singapore–0.87%
DBS Group Holdings Ltd.	387,700	7,528,236

South Africa–0.48%
Naspers Ltd.–Class N	16,274	4,134,612

South Korea–0.78%
Samsung Electronics Co., Ltd.	161,550	6,744,646

Sweden–1.31%
Svenska Handelsbanken AB–Class A	1,024,368	11,367,619

Switzerland–2.32%
Glencore PLC	1,986,248	9,417,519
UBS Group AG	695,601	10,701,873
		20,119,392

Taiwan–0.71%
Taiwan Semiconductor Manufacturing Co. Ltd.	870,000	6,192,488

United Kingdom–8.32%
Imperial Brands PLC	320,131	11,923,201
Just Eat PLC(a)	1,081,862	11,122,885
Royal Dutch Shell PLC–Class A–ADR	357,292	24,735,325
St. James’s Place PLC	1,042,465	15,787,825
Vodafone Group PLC–ADR	354,161	8,609,654
		72,178,890

United States–46.20%
Allergan PLC	70,045	11,677,902
Alphabet Inc.–Class C(a)	25,389	28,325,238
American Express Co.	188,277	18,451,146
Aptiv PLC	91,494	8,383,595
Biogen Inc.(a)	41,804	12,133,193
BioMarin Pharmaceutical Inc.(a)	87,907	8,280,839
Booking Holdings Inc.(a)	6,356	12,884,184
Carnival Corp.	170,967	9,798,119
Celgene Corp.(a)	98,164	7,796,185
Chevron Corp.	241,342	30,512,869
Cognizant Technology Solutions Corp.–Class A	175,137	13,834,072
Colfax Corp.(a)	426,795	13,081,267
Comcast Corp.–Class A	355,145	11,652,307
Concho Resources Inc.(a)	98,861	13,677,419
Delta Air Lines, Inc.	343,066	16,995,490
eBay Inc.(a)	368,340	13,356,008
EPAM Systems, Inc.(a)	86,251	10,723,587
Facebook, Inc.–Class A(a)	53,375	10,371,830
FedEx Corp.	46,029	10,451,345
First Republic Bank	270,484	26,180,146
HCA Healthcare, Inc.	109,399	11,224,337
Marsh & McLennan Cos., Inc.	113,577	9,309,907

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Core Equity Fund

	Shares	Value
United States–(continued)
Mastercard Inc.–Class A	412	$80,966
Moody’s Corp.	30,865	5,264,334
NIKE, Inc.–Class B	206,025	16,416,072
Oracle Corp.	280,999	12,380,816
PepsiCo, Inc.	105,403	11,475,225
Progressive Corp. (The)	86,978	5,144,749
Sherwin-Williams Co. (The)	22,605	9,213,120
U.S. Bancorp	214,558	10,732,191
United Technologies Corp.	116,189	14,527,111
Zimmer Biomet Holdings, Inc.	58,991	6,573,957
		400,909,526
Total Common Stocks & Other Equity Interests (Cost $753,236,019)		843,280,419

	Shares	Value
Money Market Funds–2.56%
Invesco Government & Agency Portfolio–Institutional Class, 1.80%(c)	8,742,657	$8,742,657
Invesco Treasury Portfolio–Institutional Class, 1.76%(c)	13,476,536	13,476,536
Total Money Market Funds (Cost $22,219,193)		22,219,193

Options Purchased–0.02%
(Cost $218,652)(d)		167,090
TOTAL INVESTMENTS IN SECURITIES–99.76% (Cost $775,673,864)		865,666,702
OTHER ASSETS LESS LIABILITIES–0.24%		2,081,985
NET ASSETS–100.00%		$867,748,687

Investment Abbreviations:

ADR	– American Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2018 represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2018.
(d)	The table below details options purchased: See Note 1L:

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value
S&P 500 Index	Put	09/21/2018	70	USD 2,600	USD 1,820,000	$167,090
Total Options Purchased — Equity Risk (Cost $218,652)						$167,090

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
08/08/2018	Goldman Sachs International	JPY	1,200,000,000	USD	10,988,357	$118,513
08/08/2018	JPMorgan Chase Bank, N.A.	JPY	1,200,000,000	USD	10,989,212	119,368
Total Forward Foreign Currency Contracts — Currency Risk						$237,881

Currency Abbreviations:

JPY	– Japanese Yen
USD	– U.S. Dollar

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2018

Financials	20.3%
Information Technology	17.0
Industrials	14.4
Consumer Discretionary	8.5
Energy	7.9
Health Care	7.6
Consumer Staples	7.5
Materials	5.4
Telecommunication Services	4.6
Utilities	2.5
Real Estate	1.5
Put Options Purchased	0.0
Money Market Funds Plus Other Assets Less Liabilities	2.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Core Equity Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $753,454,671)	$843,447,509
Investments in affiliated money market funds, at value	22,219,193
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	237,881
Foreign currencies, at value (Cost $1,173,303)	1,170,218
Receivable for:
Investments sold	52,848
Fund shares sold	105,276
Dividends	1,757,672
Investment for trustee deferred compensation and retirement plans	223,957
Other assets	46,619
Total assets	869,261,173

Liabilities:
Payable for:
Fund shares reacquired	413,879
Amount due custodian	96,065
Accrued fees to affiliates	546,825
Accrued trustees’ and officers’ fees and benefits	5,859
Accrued other operating expenses	159,144
Trustee deferred compensation and retirement plans	290,714
Total liabilities	1,512,486
Net assets applicable to shares outstanding	$867,748,687

Net assets consist of:
Shares of beneficial interest	$719,481,920
Undistributed net investment income	5,862,152
Undistributed net realized gain	52,180,341
Net unrealized appreciation	90,224,274
$867,748,687

Net Assets:
Class A	$745,957,267
Class C	$71,953,336
Class R	$1,677,026
Class Y	$39,356,403
Class R5	$438,127
Class R6	$8,366,528

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	47,420,262
Class C	4,817,383
Class R	106,797
Class Y	2,499,626
Class R5	27,454
Class R6	524,161
Class A:
Net asset value per share	$15.73
Maximum offering price per share
(Net asset value of $15.73 ÷ 94.50%)	$16.65
Class C:
Net asset value and offering price per share	$14.94
Class R:
Net asset value and offering price per share	$15.70
Class Y:
Net asset value and offering price per share	$15.74
Class R5:
Net asset value and offering price per share	$15.96
Class R6:
Net asset value and offering price per share	$15.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Core Equity Fund

Statement of Operations

For the six months ended June 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $895,491)	$11,779,495
Dividends from affiliated money market funds (includes securities lending income of $46,890)	146,279
Total investment income	11,925,774

Expenses:
Advisory fees	3,552,394
Administrative services fees	118,009
Custodian fees	127,325
Distribution fees:
Class A	979,637
Class B	6,953
Class C	393,748
Class R	4,282
Transfer agent fees — A, B, C, R and Y	711,891
Transfer agent fees — R5	199
Transfer agent fees — R6	1,291
Trustees’ and officers’ fees and benefits	16,541
Registration and filing fees	55,024
Reports to shareholders	81,896
Professional services fees	48,246
Other	14,793
Total expenses	6,112,229
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(291,146)
Net expenses	5,821,083
Net investment income	6,104,691

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	35,685,141
Foreign currencies	(196,351)
Forward foreign currency contracts	(98,384)
35,390,406
Change in net unrealized appreciation (depreciation) of:
Investment securities	(66,711,675)
Foreign currencies	(37,517)
Forward foreign currency contracts	(413,819)
(67,163,011)
Net realized and unrealized gain (loss)	(31,772,605)
Net increase (decrease) in net assets resulting from operations	$(25,667,914)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2018 and the year ended December 31, 2017

(Unaudited)

	June 30, 2018	December 31, 2017
Operations:
Net investment income	$6,104,691	$6,676,498
Net realized gain	35,390,406	63,412,215
Change in net unrealized appreciation (depreciation)	(67,163,011)	116,616,880
Net increase (decrease) in net assets resulting from operations	(25,667,914)	186,705,593

Distributions to shareholders from net investment income:
Class A	—	(7,230,525)
Class B	—	(18,237)
Class C	—	(139,297)
Class R	—	(10,907)
Class Y	—	(583,991)
Class R5	—	(4,616)
Class R6	—	(130)
Total distributions from net investment income	—	(7,987,703)

Distributions to shareholders from net realized gains:
Class A	—	(32,823,437)
Class B	—	(462,933)
Class C	—	(3,539,311)
Class R	—	(68,285)
Class Y	—	(2,010,248)
Class R5	—	(16,566)
Class R6	—	(468)
Total distributions from net realized gains	—	(38,921,248)

Share transactions-net:
Class A	(29,753,920)	(70,593,636)
Class B	(10,193,666)	(8,102,869)
Class C	(7,289,682)	(14,864,201)
Class R	40,600	432,928
Class Y	(9,308,037)	17,631,362
Class R5	36,320	(48,845)
Class R6	9,108,039	10,015
Net increase (decrease) in net assets resulting from share transactions	(47,360,346)	(75,535,246)
Net increase (decrease) in net assets	(73,028,260)	64,261,396

Net assets:
Beginning of period	940,776,947	876,515,551
End of period (includes undistributed net investment income of $5,862,152 and $(242,539), respectively)	$867,748,687	$940,776,947

Notes to Financial Statements

June 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

9                         Invesco  Global Core Equity Fund

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

10                         Invesco  Global Core Equity Fund

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and

11                         Invesco  Global Core Equity Fund

the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Put Options Purchased — The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended June 30, 2018, the effective advisory fees incurred by the Fund was 0.78%.

12                         Invesco  Global Core Equity Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.22%, 1.97%, 1.47%, 0.97%, 0.97% and 0.97%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 1.97% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2018, the Adviser waived advisory fees of $5,852 and reimbursed class level expenses of $239,264, $426, $24,043, $523 and $12,698 of Class A, Class B, Class C, Class R, and Class Y shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2018, IDI advised the Fund that IDI retained $16,810 in front-end sales commissions from the sale of Class A shares and $1,982 and $1,454 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

13                         Invesco  Global Core Equity Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the six months ended June 30, 2018, there were transfers from Level 1 to Level 2 of $85,591,817 and from Level 2 to Level 1 of $56,487,859, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$13,067,844	$—	$13,067,844
Brazil	5,154,895	—	—	5,154,895
China	12,183,777	—	—	12,183,777
Denmark	5,058,351	8,406,709	—	13,465,060
Germany	25,464,832	3,695,383	—	29,160,215
Hong Kong	—	22,204,076	—	22,204,076
India	12,489,137	—	—	12,489,137
Ireland	—	9,058,581	—	9,058,581
Italy	—	38,212,413	—	38,212,413
Japan	47,800,904	70,805,784	—	118,606,688
Luxembourg	—	5,823,572	—	5,823,572
Netherlands	—	30,470,952	—	30,470,952
Norway	—	4,207,800	—	4,207,800
Singapore	—	7,528,236	—	7,528,236
South Africa	4,134,612	—	—	4,134,612
South Korea	—	6,744,646	—	6,744,646
Sweden	—	11,367,619	—	11,367,619
Switzerland	—	20,119,392	—	20,119,392
Taiwan	—	6,192,488	—	6,192,488
United Kingdom	72,178,890	—	—	72,178,890
United States	400,909,526	—	—	400,909,526
Money Market Funds	22,219,193	—	—	22,219,193
Options Purchased	167,090	—	—	167,090
Total Investments in Securities	607,761,207	257,905,495	—	865,666,702
Other Investments — Assets*
Forward Foreign Currency Contracts	—	237,881	—	237,881
Total Investments	$607,761,207	$258,143,376	$—	$865,904,583

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

14                         Invesco  Global Core Equity Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2018:

	Value
Derivative Assets	Currency Risk	Equity Risk	Total
Options purchased, at value — Exchange-Traded(a)	$—	$167,090	$167,090
Unrealized appreciation on forward foreign currency contracts outstanding	237,881	—	237,881
Total Derivative Assets	237,881	167,090	404,971
Derivatives not subject to master netting agreements	—	(167,090)	(167,090)
Total Derivative Assets subject to master netting agreements	$237,881	$—	$237,881

(a)	Options purchased, at value as reported in the Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2018.

	Financial Derivative Assets	Collateral (Received)/Pledged		Net Amount
Counterparty	Forward Foreign Currency Contracts	Non-Cash	Cash
Goldman Sachs International	$118,513	$—	$—	$118,513
JPMorgan Chase Bank, N.A.	119,368	—	—	119,368
Total	$237,881	$—	$—	$237,881

Effect of Derivative Investments for the six months ended June 30, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(98,384)	$—	$(98,384)
Options purchased(a)	—	(271,034)	(271,034)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(413,819)	—	(413,819)
Options purchased(a)	—	946,158	946,158
Total	$(512,203)	$675,124	$162,921

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of forward foreign currency contracts and options purchased outstanding during the period.

	Forward Foreign Currency Contracts	Options Purchased
Average notional value	$45,549,963	$66,630,000
Average contracts	—	262

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,340.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided

15                         Invesco  Global Core Equity Fund

for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2017.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2018 was $152,154,203 and $216,239,581, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$127,830,410
Aggregate unrealized (depreciation) of investments	(38,194,411)
Net unrealized appreciation of investments	$89,635,999

Cost of investments for tax purposes is $776,268,584.

16                         Invesco  Global Core Equity Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	640,582	$10,497,461	1,756,224	$26,888,847
Class B(b)	73	1,209	7,932	114,601
Class C	115,160	1,804,170	193,338	2,837,331
Class R	13,497	219,604	48,057	746,020
Class Y	291,250	4,752,029	2,075,804	31,424,151
Class R5	2,229	38,168	2,285	35,981
Class R6(c)	619,067	10,682,073	673	10,015

Issued as reinvestment of dividends:
Class A	—	—	2,310,480	36,898,356
Class B(b)	—	—	30,635	465,338
Class C	—	—	223,525	3,404,353
Class R	—	—	4,959	79,192
Class Y	—	—	136,691	2,182,952
Class R5	—	—	1,229	19,890

Conversion of Class B shares to Class A shares:(d)
Class A	530,251	9,194,555	379,498	6,032,363
Class B	(557,930)	(9,194,555)	(399,976)	(6,032,363)

Reacquired:
Class A	(3,025,906)	(49,445,936)	(9,165,869)	(140,413,202)
Class B(b)	(61,362)	(1,000,320)	(182,498)	(2,650,445)
Class C	(587,694)	(9,093,852)	(1,450,310)	(21,105,885)
Class R	(10,989)	(179,004)	(24,695)	(392,284)
Class Y	(832,159)	(14,060,066)	(1,044,606)	(15,975,741)
Class R5	(112)	(1,848)	(6,688)	(104,716)
Class R6	(95,579)	(1,574,034)	—	—
Net increase (decrease) in share activity	(2,959,622)	$(47,360,346)	(5,103,312)	$(75,535,246)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Commencement date of April 4, 2017.
(d)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

17                         Invesco  Global Core Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/18	$16.20	$0.11	$(0.58)	$(0.47)	$—	$—	$—	$15.73	(2.90)%	$745,957	1.22	%(d)	1.28	%(d)	1.39	%(d)	17%
Year ended 12/31/17	13.89	0.12	3.04	3.16	(0.15)	(0.70)	(0.85)	16.20	22.83	798,219	1.22		1.34		0.80		64
Year ended 12/31/16	13.19	0.13	0.76	0.89	(0.14)	(0.05)	(0.19)	13.89	6.70	749,810	1.30		1.30		0.95	(e)	39
Year ended 12/31/15	13.65	0.10	(0.40)	(0.30)	(0.09)	(0.07)	(0.16)	13.19	(2.16)	818,600	1.32		1.32		0.70		66
Year ended 12/31/14	15.36	0.16	(0.14)	0.02	(0.17)	(1.56)	(1.73)	13.65	0.38	934,893	1.29		1.29		1.03		122
Year ended 12/31/13	12.76	0.22	2.61	2.83	(0.23)	—	(0.23)	15.36	22.28	1,077,776	1.27		1.30		1.61		33
Class B
Six months ended 06/30/18(f)	15.40	0.01	1.07	1.08	—	—	—	16.48	7.01	—	1.97	(d)	2.03	(d)	0.64	(d)	17
Year ended 12/31/17	13.23	0.01	2.89	2.90	(0.03)	(0.70)	(0.73)	15.40	21.95	9,536	1.97		2.09		0.05		64
Year ended 12/31/16	12.57	0.03	0.71	0.74	(0.03)	(0.05)	(0.08)	13.23	5.88	15,390	2.05		2.05		0.20	(e)	39
Year ended 12/31/15	13.03	(0.01)	(0.37)	(0.38)	(0.01)	(0.07)	(0.08)	12.57	(2.88)	21,718	2.07		2.07		(0.05)		66
Year ended 12/31/14	14.73	0.04	(0.14)	(0.10)	(0.04)	(1.56)	(1.60)	13.03	(0.40)	31,846	2.04		2.04		0.28		122
Year ended 12/31/13	12.25	0.15	2.49	2.64	(0.16)	—	(0.16)	14.73	21.63	44,937	1.77		2.05		1.11		33
Class C
Six months ended 06/30/18	15.44	0.05	(0.55)	(0.50)	—	—	—	14.94	(3.24)	71,953	1.97	(d)	2.03	(d)	0.64	(d)	17
Year ended 12/31/17	13.26	0.01	2.90	2.91	(0.03)	(0.70)	(0.73)	15.44	21.97	81,668	1.97		2.09		0.05		64
Year ended 12/31/16	12.60	0.03	0.71	0.74	(0.03)	(0.05)	(0.08)	13.26	5.87	83,864	2.05		2.05		0.20	(e)	39
Year ended 12/31/15	13.07	(0.01)	(0.38)	(0.39)	(0.01)	(0.07)	(0.08)	12.60	(2.95)	94,854	2.07		2.07		(0.05)		66
Year ended 12/31/14	14.76	0.04	(0.13)	(0.09)	(0.04)	(1.56)	(1.60)	13.07	(0.33)	111,552	2.04		2.04		0.28		122
Year ended 12/31/13	12.27	0.11	2.50	2.61	(0.12)	—	(0.12)	14.76	21.32	133,181	2.02		2.05		0.86		33
Class R
Six months ended 06/30/18	16.19	0.09	(0.58)	(0.49)	—	—	—	15.70	(3.03)	1,677	1.47	(d)	1.53	(d)	1.14	(d)	17
Year ended 12/31/17	13.88	0.09	3.03	3.12	(0.11)	(0.70)	(0.81)	16.19	22.54	1,689	1.47		1.59		0.55		64
Year ended 12/31/16	13.18	0.09	0.76	0.85	(0.10)	(0.05)	(0.15)	13.88	6.45	1,054	1.55		1.55		0.70	(e)	39
Year ended 12/31/15	13.65	0.06	(0.39)	(0.33)	(0.07)	(0.07)	(0.14)	13.18	(2.43)	1,035	1.57		1.57		0.45		66
Year ended 12/31/14	15.35	0.12	(0.13)	(0.01)	(0.13)	(1.56)	(1.69)	13.65	0.17	807	1.54		1.54		0.78		122
Year ended 12/31/13	12.76	0.19	2.59	2.78	(0.19)	—	(0.19)	15.35	21.89	882	1.52		1.55		1.36		33
Class Y
Six months ended 06/30/18	16.19	0.13	(0.58)	(0.45)	—	—	—	15.74	(2.78)	39,356	0.97	(d)	1.03	(d)	1.64	(d)	17
Year ended 12/31/17	13.88	0.16	3.04	3.20	(0.19)	(0.70)	(0.89)	16.19	23.14	49,238	0.97		1.09		1.05		64
Year ended 12/31/16	13.18	0.16	0.76	0.92	(0.17)	(0.05)	(0.22)	13.88	6.98	25,996	1.05		1.05		1.20	(e)	39
Year ended 12/31/15	13.64	0.13	(0.40)	(0.27)	(0.12)	(0.07)	(0.19)	13.18	(1.94)	18,405	1.07		1.07		0.95		66
Year ended 12/31/14	15.35	0.20	(0.14)	0.06	(0.21)	(1.56)	(1.77)	13.64	0.65	21,136	1.04		1.04		1.28		122
Year ended 12/31/13	12.76	0.26	2.60	2.86	(0.27)	—	(0.27)	15.35	22.51	17,125	1.02		1.05		1.86		33
Class R5
Six months ended 06/30/18	16.41	0.13	(0.58)	(0.45)	—	—	—	15.96	(2.74)	438	0.97	(d)	0.97	(d)	1.64	(d)	17
Year ended 12/31/17	14.06	0.16	3.08	3.24	(0.19)	(0.70)	(0.89)	16.41	23.14	416	0.97		0.99		1.05		64
Year ended 12/31/16	13.35	0.18	0.77	0.95	(0.19)	(0.05)	(0.24)	14.06	7.07	401	0.94		0.94		1.31	(e)	39
Year ended 12/31/15	13.81	0.15	(0.40)	(0.25)	(0.14)	(0.07)	(0.21)	13.35	(1.80)	191	0.95		0.95		1.07		66
Year ended 12/31/14	15.52	0.22	(0.14)	0.08	(0.23)	(1.56)	(1.79)	13.81	0.76	362	0.94		0.94		1.38		122
Year ended 12/31/13	12.90	0.28	2.62	2.90	(0.28)	—	(0.28)	15.52	22.60	513	0.95		0.95		1.93		33
Class R6
Six months ended 06/30/18	16.41	0.14	(0.59)	(0.45)	—	—	—	15.96	(2.74)	8,367	0.91	(d)	0.91	(d)	1.70	(d)	17
Year ended 12/31/17(g)	14.89	0.12	2.29	2.41	(0.19)	(0.70)	(0.89)	16.41	16.27	11	0.97	(h)	1.01	(h)	1.05	(h)	64

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $790,184, $9,797, $79,402, $1,727, $41,937, $447 and $7,747 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)

Amount includes the effect of a one-time reimbursement of custody expenses. The ratio of net investment income excluding these payments would have been 0.84%, 0.09%, 0.09%,0.59%, 1.09% and 1.20% for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.

(f)	Reflects activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(g)	Commencement date of April 4, 2017.
(h)	Annualized.

18                         Invesco  Global Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$971.00	$5.96	$1,018.74	$6.11	1.22%
C	1,000.00	967.60	9.61	1,015.03	9.84	1.97
R	1,000.00	969.70	7.18	1,017.50	7.35	1.47
Y	1,000.00	972.80	4.74	1,019.98	4.86	0.97
R5	1,000.00	972.60	4.74	1,019.98	4.86	0.97
R6	1,000.00	972.60	4.45	1,020.28	4.56	0.91

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2018 through June 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco  Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Global Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Global Large-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Board noted that the Fund’s underweight and overweight exposure to and stock selection in certain sectors and regions negatively impacted performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the

20                         Invesco  Global Core Equity Fund

median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker receives commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

21                         Invesco  Global Core Equity Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334	Invesco Distributors, Inc.	GCE-SAR-1	08142018 1213

Semiannual Report to Shareholders	June 30, 2018

Invesco International Small Company Fund
Nasdaq:
A: IEGAX ∎ C: IEGCX ∎ Y: IEGYX ∎ R5: IEGIX ∎ R6: IEGFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

 Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.98%
Class C Shares	-4.35
Class Y Shares	-3.87
Class R5 Shares	-3.86
Class R6 Shares	-3.81
MSCI All Country World ex-USA Small Cap Index▼
(Broad Market/Style-Specific Index)	-2.94
Lipper International Small/Mid-Cap Core Funds Index∎ (Peer Group Index)	-3.37
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI All Country World ex-USA Small Cap Index represents the performance of small-cap stocks in developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper International Small/Mid-Cap Core Funds Index is an unmanaged index considered representative of international small/mid-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco International Small Company Fund

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges

Class A Shares
Inception (8/31/00)	9.10%
10 Years	4.67
5 Years	5.02
1 Year	0.10

Class C Shares
Inception (8/31/00)	8.65%
10 Years	4.48
5 Years	5.42
1 Year	4.20

Class Y Shares
10 Years	5.52%
5 Years	6.48
1 Year	6.23

Class R5 Shares
Inception (10/25/05)	8.29%
10 Years	5.68
5 Years	6.59
1 Year	6.31

Class R6 Shares
10 Years	5.51%
5 Years	6.67
1 Year	6.42

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Class R5 and Class R6 shares was 1.60%, 2.35%, 1.35%, 1.26% and 1.17%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Class R5 and Class R6 shares was 1.61%, 2.36%, 1.36%, 1.27% and 1.18%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2020. See current prospectus for more information.

3                         Invesco International Small Company Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco International Small Company Fund

Schedule of Investments

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–91.33%
Australia–0.79%
Tassal Group Ltd.	832,143	$2,551,654

Brazil–5.42%
Fleury S.A.	887,700	6,075,147
TOTVS S.A.	251,800	1,742,736
Wilson Sons Ltd.–BDR	922,700	9,643,454
		17,461,337

Canada–11.96%
Calian Group Ltd.	367,000	8,723,473
E-L Financial Corp. Ltd.	9,400	5,862,863
Epsilon Energy Ltd.(a)	1,894,560	4,034,965
exactEarth Ltd.(a)	352,656	308,477
Medical Facilities Corp.	215,600	2,290,965
Total Energy Services Inc.	722,190	6,383,090
TransGlobe Energy Corp.(a)	2,739,269	7,584,193
Trican Well Service Ltd.(a)	1,483,313	3,373,474
		38,561,500

Egypt–2.84%
Eastern Tobacco	907,920	9,161,569

Estonia–2.70%
Olympic Entertainment Group A.S.(a)	2,267,546	5,242,671
Silvano Fashion Group A.S.–Class A	937,000	3,468,408
		8,711,079

France–9.26%
AURES Technologies S.A.	67,164	3,646,874
Caisse Regionale de Credit Agricole Mutuel Nord de France–CCI	206,000	5,003,361
Constuctions Industrielles de la Mediterranee S.A.	25,804	3,329,512
Linedata Services	58,928	2,422,120
Metropole Television S.A.	203,770	4,075,950
Precia S.A.(b)	35,321	8,826,287
Tessi S.A.(a)	11,400	2,542,550
		29,846,654

Germany–5.33%
MorphoSys AG(a)	107,102	13,105,800
publity AG(a)	190,000	2,373,934
Takkt AG	93,000	1,700,615
		17,180,349

Greece–2.00%
European Reliance General Insurance Co. S.A.	605,000	2,451,411
Mytilineos Holdings S.A.	397,000	3,982,126
		6,433,537

	Shares	Value
Indonesia–0.83%
PT Pakuwon Jati Tbk(a)	72,271,800	$2,672,997

Ireland–2.18%
Origin Enterprises PLC	405,000	2,940,220
Total Produce PLC	1,570,000	4,069,902
		7,010,122

Israel–2.87%
Israel Discount Bank Ltd.–Class A	1,741,000	5,093,314
Taptica International Ltd.	925,000	4,150,771
		9,244,085

Italy–3.69%
Danieli & C. Officine Meccaniche S.p.A.–Savings Shares	523,910	9,225,487
Openjob SpA Agenzia Per Il Lavoro(a)	238,000	2,673,519
		11,899,006

Japan–0.85%
Nippon Ceramic Co., Ltd.	104,900	2,735,739

Malaysia–0.76%
Heineken Malaysia Bhd.	451,200	2,444,535

Mexico–2.92%
Bolsa Mexicana de Valores, S.A.B. de C.V.	4,247,001	7,146,673
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	431,666	2,253,697
		9,400,370

Netherlands–0.87%
Aalberts Industries N.V.	58,546	2,801,112

New Zealand–1.91%
Freightways Ltd.	661,085	3,501,427
Trade Me Group Ltd.	833,126	2,637,133
		6,138,560

Norway–2.42%
Kongsberg Gruppen ASA	154,919	3,294,329
Oslo Bors VPS Holding ASA	320,000	4,518,165
		7,812,494

Poland–1.80%
Polski Bank Komorek Macierzystych S.A.	209,000	4,173,416
Stalexport Autostrady S.A.	2,051,070	1,640,124
		5,813,540

Romania–6.87%
Banca Transilvania S.A.	8,604,119	5,170,745
Fondul Proprietatea S.A.	26,265,596	5,813,999
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	786,000	7,351,037
Transgaz S.A. Medias	46,200	3,788,859
		22,124,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Small Company Fund

	Shares	Value
South Africa–2.49%
Cartrack Holdings Ltd.	1,500,000	$1,855,713
Combined Motor Holdings Ltd.	1,638,000	3,206,239
Net 1 UEPS Technologies, Inc.(a)	325,000	2,951,000
		8,012,952

Sweden–1.07%
Vitec Software Group AB–Class B	360,000	3,447,745

Switzerland–0.92%
Kardex AG	21,300	2,955,286

Turkey–0.83%
AG Anadolu Grubu Holding A.S.	573,400	2,662,122

United Kingdom–17.75%
Bioventix PLC	64,000	2,483,336
Character Group PLC (The)	326,909	2,243,563
Clarkson PLC	142,000	4,310,467
DCC PLC	75,551	6,875,157
Eurocell PLC	1,131,000	3,910,858
Goodwin PLC	46,301	1,170,219
HomeServe PLC	327,805	3,879,298
IG Group Holdings PLC	300,791	3,418,032
JPJ Group PLC(a)	286,000	3,620,134
Jupiter Fund Management PLC	873,948	5,139,013

	Shares	Value
United Kingdom–(continued)
Micro Focus International PLC	144,765	$2,517,415
Mortgage Advice Bureau (Holdings) Ltd.	615,000	5,066,947
Savills PLC	591,866	6,789,381
Staffline Group PLC	183,000	2,263,074
System1 Group PLC	400,000	1,478,176
TP ICAP PLC	366,680	2,039,341
		57,204,411
Total Common Stocks & Other Equity Interests (Cost $241,244,405)		294,287,395

Money Market Funds–8.34%
Invesco Government & Agency Portfolio–Institutional Class, 1.80%(c)	9,286,225	9,286,225
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(c)	6,719,380	6,721,396
Invesco Treasury Portfolio–Institutional Class, 1.76%(c)	10,876,347	10,876,347
Total Money Market Funds (Cost $26,882,613)		26,883,968
TOTAL INVESTMENTS IN SECURITIES–99.67% (Cost $268,127,018)		321,171,363
OTHER ASSETS LESS LIABILITIES–0.33%		1,048,106
NET ASSETS–100.00%		$322,219,469

Investment Abbreviations:

BDR	– Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of June 30, 2018 represented 2.74% of the Fund’s Net Assets. See Note 4.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2018

Industrials	27.3%
Financials	17.6
Energy	10.1
Consumer Discretionary	9.9
Health Care	8.7
Information Technology	7.4
Consumer Staples	6.6
Real Estate	3.7
Money Market Funds Plus Other Assets Less Liabilities	8.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Small Company Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $236,871,771)	$285,461,108
Investments in affiliates, at value (Cost $31,255,247)	35,710,255
Foreign currencies, at value (Cost $1,130,578)	1,134,729
Receivable for:
Fund shares sold	341,011
Dividends	860,478
Investment for trustee deferred compensation and retirement plans	132,873
Other assets	34,215
Total assets	323,674,669

Liabilities:
Payable for:
Fund shares reacquired	1,078,813
Accrued foreign taxes	329
Accrued fees to affiliates	126,846
Accrued trustees’ and officers’ fees and benefits	4,931
Accrued other operating expenses	99,022
Trustee deferred compensation and retirement plans	145,259
Total liabilities	1,455,200
Net assets applicable to shares outstanding	$322,219,469

Net assets consist of:
Shares of beneficial interest	$257,810,333
Undistributed net investment income	1,718,474
Undistributed net realized gain	9,655,816
Net unrealized appreciation	53,034,846
$322,219,469

Net Assets:
Class A	$160,695,555
Class C	$17,805,539
Class Y	$49,096,620
Class R5	$5,954,534
Class R6	$88,667,221

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	8,659,379
Class C	1,012,992
Class Y	2,638,681
Class R5	322,781
Class R6	4,808,371
Class A:
Net asset value per share	$18.56
Maximum offering price per share
(Net asset value of $18.56 ÷ 94.50%)	$19.64
Class C:
Net asset value and offering price per share	$17.58
Class Y:
Net asset value and offering price per share	$18.61
Class R5:
Net asset value and offering price per share	$18.45
Class R6:
Net asset value and offering price per share	$18.44

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Small Company Fund

Statement of Operations

For the six months ended June 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $579,127)	$6,408,887
Dividends from affiliated money market funds	287,714
Total investment income	6,696,601

Expenses:
Advisory fees	1,565,747
Administrative services fees	49,065
Custodian fees	138,834
Distribution fees:
Class A	210,102
Class B	297
Class C	96,538
Transfer agent Fees — A, B, C and Y	228,032
Transfer agent fees — R5	3,156
Transfer agent fees — R6	18,563
Trustees’ and officers’ fees and benefits	13,148
Registration and filing fees	52,657
Reports to shareholders	26,748
Professional services fees	29,134
Other	25,791
Total expenses	2,457,812
Less: Fees waived and expense offset arrangement(s)	(24,845)
Net expenses	2,432,967
Net investment income	4,263,634

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $177,871)	8,892,983
Foreign currencies	(176,839)
8,716,144
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes of $205,137)	(26,537,827)
Foreign currencies	3,289
(26,534,538)
Net realized and unrealized gain (loss)	(17,818,394)
Net increase (decrease) in net assets resulting from operations	$(13,554,760)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Small Company Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2018 and the year ended December 31, 2017

(Unaudited)

	June 30, 2018	December 31, 2017
Operations:
Net investment income	$4,263,634	$4,441,966
Net realized gain	8,716,144	17,890,275
Change in net unrealized appreciation (depreciation)	(26,534,538)	56,098,999
Net increase (decrease) in net assets resulting from operations	(13,554,760)	78,431,240

Distributions to shareholders from net investment income:
Class A	—	(4,079,768)
Class B	—	(8,912)
Class C	—	(389,742)
Class Y	—	(1,662,515)
Class R5	—	(177,866)
Class R6	—	(2,387,347)
Total distributions from net investment income	—	(8,706,150)

Distributions to shareholders from net realized gains:
Class A	—	(5,502,708)
Class B	—	(16,164)
Class C	—	(706,627)
Class Y	—	(2,065,629)
Class R5	—	(214,681)
Class R6	—	(2,795,866)
Total distributions from net realized gains	—	(11,301,675)

Share transactions-net:
Class A	5,070,347	10,540,419
Class B	(433,608)	(734,869)
Class C	(1,167,666)	331,036
Class Y	(11,110,124)	(13,819,859)
Class R5	(233,361)	(5,760,686)
Class R6	10,024,959	62,763,225
Net increase in net assets resulting from share transactions	2,150,547	53,319,266
Net increase (decrease) in net assets	(11,404,213)	111,742,681

Net assets:
Beginning of period	333,623,682	221,881,001
End of period (includes undistributed net investment income of $1,718,474 and $(2,545,160), respectively)	$322,219,469	$333,623,682

Notes to Financial Statements

June 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their

9                         Invesco International Small Company Fund

conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10                         Invesco International Small Company Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for

11                         Invesco International Small Company Fund

physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended June 30, 2018, the effective advisory fees incurred by the Fund was 0.93%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.00%, 2.00% and 2.00% of average daily net assets, respectively (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 3.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2018, the Adviser waived advisory fees of $23,074.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales

12                         Invesco International Small Company Fund

charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2018, IDI advised the Fund that IDI retained $36,205 in front-end sales commissions from the sale of Class A shares and $2,502 and $287 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the six months ended June 30, 2018, there were transfers from Level 1 to Level 2 of $30,179,760 and from Level 2 to Level 1 of $33,294,249, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$2,551,654	$—	$2,551,654
Brazil	17,461,337	—	—	17,461,337
Canada	38,561,500	—	—	38,561,500
Egypt	9,161,569	—	—	9,161,569
Estonia	8,711,079	—	—	8,711,079
France	29,846,654	—	—	29,846,654
Germany	4,074,549	13,105,800	—	17,180,349
Greece	6,433,537	—	—	6,433,537
Indonesia	2,672,997	—	—	2,672,997
Ireland	4,069,902	2,940,220	—	7,010,122
Israel	4,150,771	5,093,314	—	9,244,085
Italy	11,899,006	—	—	11,899,006
Japan	2,735,739	—	—	2,735,739
Malaysia	2,444,535	—	—	2,444,535
Mexico	9,400,370	—	—	9,400,370
Netherlands	—	2,801,112	—	2,801,112
New Zealand	3,501,427	2,637,133	—	6,138,560
Norway	7,812,494	—	—	7,812,494
Poland	4,173,416	1,640,124	—	5,813,540
Romania	18,335,780	3,788,860	—	22,124,640
South Africa	8,012,952	—	—	8,012,952
Sweden	3,447,745	—	—	3,447,745
Switzerland	2,955,286	—	—	2,955,286
Turkey	—	2,662,122	—	2,662,122
United Kingdom	30,192,223	27,012,188	—	57,204,411
Money Market Funds	26,883,968	—	—	26,883,968
Total Investments	$256,938,836	$64,232,527	$—	$321,171,363

13                         Invesco International Small Company Fund

NOTE 4—Investments in Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the six months ended June 30, 2018.

	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 06/30/18	Dividend Income
Precia S.A.	$9,280,812	$—	$—	$(454,525)	$—	$8,826,287	$—

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,771.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2017.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2018 was $36,493,590 and $18,415,261, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$71,256,528
Aggregate unrealized (depreciation) of investments	(20,817,135)
Net unrealized appreciation of investments	$50,439,393

Cost of investments for tax purposes is $270,731,970.

14                         Invesco International Small Company Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	1,493,677	$28,988,754	3,223,594	$59,237,437
Class B(b)	71	1,356	1,378	24,446
Class C	108,097	1,995,467	248,579	4,367,303
Class Y	403,487	7,794,800	2,884,187	50,811,800
Class R5	37,092	714,068	148,126	2,645,110
Class R6	1,004,013	19,297,130	3,629,908	69,334,857

Issued as reinvestment of dividends:
Class A	—	—	490,038	9,114,701
Class B(b)	—	—	1,362	24,103
Class C	—	—	58,829	1,040,712
Class Y	—	—	174,142	3,244,291
Class R5	—	—	21,266	392,547
Class R6	—	—	276,002	5,089,494

Conversion of Class B shares to Class A shares:(c)
Class A	19,336	393,290	32,478	603,644
Class B	(20,347)	(393,290)	(34,172)	(603,644)

Reacquired:
Class A	(1,259,658)	(24,311,697)	(3,257,973)	(58,415,363)
Class B(b)	(2,167)	(41,674)	(10,642)	(179,774)
Class C	(173,504)	(3,163,133)	(295,687)	(5,076,979)
Class Y	(978,904)	(18,904,924)	(3,584,420)	(67,875,950)
Class R5	(49,612)	(947,429)	(469,800)	(8,798,343)
Class R6	(485,600)	(9,272,171)	(624,111)	(11,661,126)
Net increase in share activity	95,981	$2,150,547	2,913,084	$53,319,266

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 48% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

15                         Invesco International Small Company Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/18	$19.33	$0.23	$(1.00)	$(0.77)	$—	$—	$—	$18.56	(3.98)%	$160,696	1.55	%(d)	1.56	%(d)	2.42	%(d)	6%
Year ended 12/31/17	15.44	0.27	4.84	5.11	(0.52)	(0.70)	(1.22)	19.33	33.42	162,497	1.58		1.59		1.48		16
Year ended 12/31/16	15.42	0.34	1.02	1.36	(0.37)	(0.97)	(1.34)	15.44	8.79	122,232	1.57		1.58		2.13		15
Year ended 12/31/15	18.40	0.21	(1.92)	(1.71)	(0.19)	(1.08)	(1.27)	15.42	(9.30)	119,301	1.52		1.53		1.18		8
Year ended 12/31/14	21.34	0.28	(1.40)	(1.12)	(0.28)	(1.54)	(1.82)	18.40	(5.01)	185,380	1.45		1.46		1.31		20
Year ended 12/31/13	20.81	0.29	1.64	1.93	(0.31)	(1.09)	(1.40)	21.34	9.50	285,785	1.45		1.47		1.37		17
Class B
Six months ended 06/30/18(e)	18.38	0.02	0.93	0.95	—	—	—	19.33	5.17	—	2.30	(d)	2.31	(d)	1.67	(d)	6
Year ended 12/31/17	14.73	0.13	4.61	4.74	(0.39)	(0.70)	(1.09)	18.38	32.46	413	2.33		2.34		0.73		16
Year ended 12/31/16	14.75	0.21	0.98	1.19	(0.24)	(0.97)	(1.21)	14.73	8.03	950	2.32		2.33		1.38		15
Year ended 12/31/15	17.66	0.07	(1.84)	(1.77)	(0.06)	(1.08)	(1.14)	14.75	(9.99)	1,514	2.27		2.28		0.43		8
Year ended 12/31/14	20.54	0.12	(1.35)	(1.23)	(0.11)	(1.54)	(1.65)	17.66	(5.78)	2,828	2.20		2.21		0.56		20
Year ended 12/31/13	20.03	0.12	1.58	1.70	(0.10)	(1.09)	(1.19)	20.54	8.71	5,282	2.20		2.22		0.62		17
Class C
Six months ended 06/30/18	18.38	0.15	(0.95)	(0.80)	—	—	—	17.58	(4.35)	17,806	2.30	(d)	2.31	(d)	1.67	(d)	6
Year ended 12/31/17	14.73	0.13	4.61	4.74	(0.39)	(0.70)	(1.09)	18.38	32.46	19,819	2.33		2.34		0.73		16
Year ended 12/31/16	14.76	0.21	0.97	1.18	(0.24)	(0.97)	(1.21)	14.73	7.96	15,712	2.32		2.33		1.38		15
Year ended 12/31/15	17.67	0.07	(1.84)	(1.77)	(0.06)	(1.08)	(1.14)	14.76	(9.98)	18,098	2.27		2.28		0.43		8
Year ended 12/31/14	20.54	0.12	(1.34)	(1.22)	(0.11)	(1.54)	(1.65)	17.67	(5.73)	26,458	2.20		2.21		0.56		20
Year ended 12/31/13	20.03	0.12	1.58	1.70	(0.10)	(1.09)	(1.19)	20.54	8.71	33,764	2.20		2.22		0.62		17
Class Y
Six months ended 06/30/18	19.36	0.26	(1.01)	(0.75)	—	—	—	18.61	(3.87)	49,097	1.30	(d)	1.31	(d)	2.67	(d)	6
Year ended 12/31/17	15.46	0.32	4.84	5.16	(0.56)	(0.70)	(1.26)	19.36	33.74	62,218	1.33		1.34		1.73		16
Year ended 12/31/16	15.43	0.38	1.03	1.41	(0.41)	(0.97)	(1.38)	15.46	9.10	57,810	1.32		1.33		2.38		15
Year ended 12/31/15	18.42	0.26	(1.94)	(1.68)	(0.23)	(1.08)	(1.31)	15.43	(9.11)	60,497	1.27		1.28		1.43		8
Year ended 12/31/14	21.38	0.34	(1.42)	(1.08)	(0.34)	(1.54)	(1.88)	18.42	(4.79)	121,933	1.20		1.21		1.56		20
Year ended 12/31/13	20.84	0.35	1.65	2.00	(0.37)	(1.09)	(1.46)	21.38	9.82	122,163	1.20		1.22		1.62		17
Class R5
Six months ended 06/30/18	19.18	0.26	(0.99)	(0.73)	—	—	—	18.45	(3.81)	5,955	1.22	(d)	1.23	(d)	2.75	(d)	6
Year ended 12/31/17	15.32	0.33	4.81	5.14	(0.58)	(0.70)	(1.28)	19.18	33.90	6,433	1.24		1.25		1.82		16
Year ended 12/31/16	15.30	0.39	1.02	1.41	(0.42)	(0.97)	(1.39)	15.32	9.21	9,740	1.19		1.20		2.51		15
Year ended 12/31/15	18.27	0.27	(1.91)	(1.64)	(0.25)	(1.08)	(1.33)	15.30	(8.96)	24,821	1.17		1.18		1.53		8
Year ended 12/31/14	21.23	0.35	(1.41)	(1.06)	(0.36)	(1.54)	(1.90)	18.27	(4.74)	63,044	1.13		1.14		1.63		20
Year ended 12/31/13	20.71	0.36	1.63	1.99	(0.38)	(1.09)	(1.47)	21.23	9.88	91,240	1.13		1.15		1.69		17
Class R6
Six months ended 06/30/18	19.17	0.27	(1.00)	(0.73)	—	—	—	18.44	(3.81)	88,667	1.16	(d)	1.17	(d)	2.81	(d)	6
Year ended 12/31/17	15.31	0.36	4.80	5.16	(0.60)	(0.70)	(1.30)	19.17	34.04	82,244	1.15		1.16		1.91		16
Year ended 12/31/16	15.30	0.40	1.02	1.42	(0.44)	(0.97)	(1.41)	15.31	9.22	15,436	1.13		1.14		2.57		15
Year ended 12/31/15	18.27	0.28	(1.91)	(1.63)	(0.26)	(1.08)	(1.34)	15.30	(8.87)	38,080	1.09		1.10		1.61		8
Year ended 12/31/14	21.24	0.37	(1.42)	(1.05)	(0.38)	(1.54)	(1.92)	18.27	(4.68)	45,946	1.04		1.05		1.72		20
Year ended 12/31/13	20.72	0.38	1.63	2.01	(0.40)	(1.09)	(1.49)	21.24	9.97	36,554	1.04		1.06		1.78		17

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $169,474, $418, $19,468, $56,514, $6,388 and $88,200 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Reflects activity for the period January 1, 2018 through January 26, 2018 (date of conversion).

16                         Invesco International Small Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Class		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period [2]	Annualized Expense Ratio
A	$1,000.00	$960.20	$7.53	$1,017.11	$7.75	1.55%
C	1,000.00	956.50	11.16	1,013.39	11.48	2.30
Y	1,000.00	961.30	6.32	1,018.35	6.51	1.30
R5	1,000.00	961.40	5.93	1,018.74	6.11	1.22
R6	1,000.00	961.90	5.64	1,019.04	5.81	1.16

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2018 through June 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco International Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco International Small Company Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper International Small/Mid-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the fourth quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period, and below the performance of the Index for the three and five year periods. The Board noted that the Fund’s overweight and underweight positions in certain sectors and regions as well as its cash position detracted from Fund performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for

18                         Invesco International Small Company Fund

Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees as well as its total expense ratio were in the fourth quintile of its expense group, and discussed with management reasons for such relative actual and contractual management fees and total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

19                         Invesco International Small Company Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your house-hold, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334	Invesco Distributors, Inc.	ISC-SAR-1 08142018 0818

Semiannual Report to Shareholders	June 30, 2018

Invesco Small Cap Equity Fund
Nasdaq:
A: SMEAX ∎ C: SMECX ∎ R: SMERX ∎ Y: SMEYX ∎ R5: SMEIX ∎ R6: SMEFX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.56%
Class C Shares	4.13
Class R Shares	4.43
Class Y Shares	4.67
Class R5 Shares	4.74
Class R6 Shares	4.77
S&P 500 Index▼ (Broad Market Index)	2.65
Russell 2000 Index▼ (Style-Specific Index)	7.66
Lipper Small-Cap Core Funds Index⬛ (Peer Group Index)	5.27

Source(s): ▼FactSet Research Systems Inc.; ⬛ Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.30%, 2.05%, 1.55%, 1.05%, 0.91% and 0.85%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges
Class A Shares
Inception (8/31/00)	7.12%
10 Years	7.62
5 Years	7.62
1 Year	7.04
Class C Shares
Inception (8/31/00)	6.68%
10 Years	7.42
5 Years	8.02
1 Year	11.44
Class R Shares
Inception (6/3/02)	7.67%
10 Years	7.97
5 Years	8.57
1 Year	13.05
Class Y Shares
10 Years	8.51%
5 Years	9.11
1 Year	13.54
Class R5 Shares
Inception (4/29/05)	9.23%
10 Years	8.73
5 Years	9.28
1 Year	13.69
Class R6 Shares
10 Years	8.54%
5 Years	9.39
1 Year	13.88

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Small Cap Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                      Invesco Small Cap Equity Fund

Schedule of Investments(a)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.28%
Aerospace & Defense–1.90%
BWX Technologies, Inc.	165,971	$10,343,313
Cubic Corp.	175,290	11,253,618
		21,596,931

Air Freight & Logistics–1.09%
Forward Air Corp.	210,478	12,435,040

Alternative Carriers–1.71%
Iridium Communications Inc.(b)	1,210,506	19,489,147

Apparel Retail–1.21%
American Eagle Outfitters, Inc.	592,596	13,777,857

Application Software–1.61%
Blackbaud, Inc.	178,565	18,293,984
RingCentral, Inc.–Class A(b)	406	28,562
		18,322,546

Auto Parts & Equipment–1.30%
Visteon Corp.(b)	114,247	14,765,282

Biotechnology–3.69%
Array BioPharma Inc.(b)	916,393	15,377,075
Neurocrine Biosciences, Inc.(b)	178,623	17,547,923
Retrophin, Inc.(b)	332,080	9,052,501
		41,977,499

Building Products–2.12%
Apogee Enterprises, Inc.	224,719	10,824,714
Trex Co., Inc.(b)	212,972	13,329,918
		24,154,632

Casinos & Gaming–2.18%
Boyd Gaming Corp.	334,644	11,598,761
Penn National Gaming, Inc.(b)	392,966	13,199,728
		24,798,489

Communications Equipment–0.99%
Lumentum Holdings Inc.(b)	194,248	11,246,959

Construction & Engineering–1.81%
Dycom Industries, Inc.(b)	110,021	10,398,085
Primoris Services Corp.	373,915	10,181,705
		20,579,790

Construction Materials–0.95%
Eagle Materials Inc.	102,998	10,811,700

Consumer Finance–0.95%
SLM Corp.(b)	945,724	10,828,540

Data Processing & Outsourced Services–2.85%
Euronet Worldwide, Inc.(b)	124,774	10,452,318
Genpact Ltd.	291,585	8,435,554

	Shares	Value
Data Processing & Outsourced Services–(continued)
Jack Henry & Associates, Inc.	104,445	$13,615,450
		32,503,322

Diversified Support Services–1.16%
Mobile Mini, Inc.	282,204	13,235,368

Education Services–0.92%
Strayer Education, Inc.	92,349	10,436,360

Electrical Components & Equipment–0.99%
EnerSys	150,475	11,231,454

Electronic Components–0.75%
Belden Inc.	140,208	8,569,513

Electronic Equipment & Instruments–4.13%
Coherent, Inc.(b)	51,765	8,097,081
FLIR Systems, Inc.	258,929	13,456,540
National Instruments Corp.	275,448	11,563,307
Zebra Technologies Corp.–Class A(b)	97,080	13,906,710
		47,023,638

Environmental & Facilities Services–1.71%
ABM Industries Inc.	275,589	8,041,687
Waste Connections, Inc.	151,227	11,384,369
		19,426,056

Footwear–1.23%
Wolverine World Wide, Inc.	402,932	14,009,946

General Merchandise Stores–0.72%
Big Lots, Inc.(c)	196,517	8,210,480

Health Care Equipment–3.92%
Hill-Rom Holdings, Inc.	136,634	11,933,614
Nevro Corp.(b)	120,381	9,612,423
STERIS PLC	129,349	13,582,938
Wright Medical Group N.V.(b)	364,590	9,464,756
		44,593,731

Health Care Facilities–0.67%
Acadia Healthcare Co., Inc.(b)	185,404	7,584,878

Health Care REITs–0.77%
Healthcare Trust of America, Inc.–Class A	325,297	8,770,007

Health Care Supplies–0.68%
Lantheus Holdings, Inc.(b)	531,798	7,737,661

Home Entertainment Software–1.74%
Take-Two Interactive Software, Inc.(b)	167,252	19,795,947

Industrial Machinery–2.97%
Albany International Corp.–Class A	212,495	12,781,574
SPX Corp.(b)	600,797	21,057,935
		33,839,509

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Small Cap Equity Fund

	Shares	Value
Internet Software & Services–1.27%
Instructure Inc.(b)	340,104	$14,471,425

Investment Banking & Brokerage–3.48%
E*TRADE Financial Corp.(b)	268,027	16,392,531
Lazard Ltd.–Class A	251,574	12,304,484
Piper Jaffray Cos.	142,175	10,926,149
		39,623,164

Life & Health Insurance–0.74%
CNO Financial Group, Inc.	444,016	8,454,065

Life Sciences Tools & Services–0.86%
Cambrex Corp.(b)	186,928	9,776,334

Managed Health Care–1.45%
HealthEquity, Inc.(b)	220,271	16,542,352

Multi-Line Insurance–2.05%
American Financial Group, Inc.	107,047	11,489,355
Horace Mann Educators Corp.	267,104	11,912,838
		23,402,193

Office REITs–0.92%
Highwoods Properties, Inc.	207,768	10,540,071

Oil & Gas Equipment & Services–1.67%
Core Laboratories N.V.(c)	99,008	12,495,800
Forum Energy Technologies, Inc.(b)	524,838	6,481,749
		18,977,549

Oil & Gas Exploration & Production–4.17%
Energen Corp.(b)	215,822	15,716,158
Newfield Exploration Co.(b)	276,309	8,358,347
Parsley Energy, Inc.–Class A(b)	295,735	8,954,856
RSP Permian, Inc.(b)	328,001	14,438,604
		47,467,965

Packaged Foods & Meats–1.01%
Pinnacle Foods Inc.	176,322	11,471,509

Paper Packaging–0.91%
Graphic Packaging Holding Co.	717,139	10,405,687

Pharmaceuticals–2.38%
Phibro Animal Health Corp.–Class A	289,571	13,334,745
Supernus Pharmaceuticals Inc.(b)	229,460	13,733,181
		27,067,926

Property & Casualty Insurance–3.26%
Argo Group International Holdings, Ltd.	211,871	12,320,299
Aspen Insurance Holdings Ltd. (Bermuda)	218,986	8,912,730
Hanover Insurance Group Inc. (The)	133,107	15,914,273
		37,147,302

Real Estate Operating Companies–0.78%
Kennedy-Wilson Holdings, Inc.	421,737	8,919,738

	Shares	Value
Regional Banks–9.74%
Bank of the Ozarks, Inc.	252,918	$11,391,427
BankUnited, Inc.	290,576	11,870,029
Great Western Bancorp, Inc.	322,568	13,544,630
IBERIABANK Corp.	159,038	12,055,080
Pinnacle Financial Partners, Inc.	184,200	11,300,670
Synovus Financial Corp.	298,554	15,772,608
UMB Financial Corp.	36,981	2,819,062
Webster Financial Corp.	270,266	17,215,944
Western Alliance Bancorp(b)	265,042	15,004,028
		110,973,478

Restaurants–1.66%
Papa John’s International, Inc.(c)	139,155	7,057,942
Wendy’s Co. (The)	692,694	11,900,483
		18,958,425

Semiconductor Equipment–1.78%
Brooks Automation, Inc.	266,049	8,678,518
Teradyne, Inc.	303,250	11,544,728
		20,223,246

Semiconductors–0.54%
Power Integrations, Inc.	84,004	6,136,492

Specialized Consumer Services–1.50%
ServiceMaster Global Holdings, Inc.(b)	287,217	17,080,795

Specialized REITs–1.19%
CubeSmart	421,413	13,577,927

Specialty Chemicals–2.99%
Minerals Technologies Inc.	159,511	12,019,154
PolyOne Corp.	290,513	12,555,972
Sensient Technologies Corp.	132,216	9,460,055
		34,035,181

Specialty Stores–0.80%
Michaels Cos., Inc. (The)(b)	473,150	9,070,285

Systems Software–1.07%
CommVault Systems, Inc.(b)	185,785	12,233,942

Technology Distributors–0.76%
Tech Data Corp.(b)	105,228	8,641,323

Tires & Rubber–0.62%
Cooper Tire & Rubber Co.	268,865	7,071,149

Trading Companies & Distributors–0.90%
Univar Inc.(b)	390,097	10,236,145

Trucking–2.06%
Knight-Swift Transportation Holdings Inc.	287,970	11,003,334
Old Dominion Freight Line, Inc.	83,603	12,453,503
		23,456,837
Total Common Stocks & Other Equity Interests (Cost $816,068,830)		1,107,714,787

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Equity Fund

	Shares	Value
Money Market Funds–2.41%
Invesco Government & Agency Portfolio–Institutional Class, 1.80%(d)	9,476,837	$9,476,837
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(d)	7,164,385	7,166,535
Invesco Treasury Portfolio–Institutional Class, 1.76%(d)	10,830,671	10,830,671
Total Money Market Funds (Cost $27,472,560)		27,474,043
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.69% (Cost $843,541,390)		1,135,188,830

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.06%
Invesco Government & Agency Portfolio–Institutional Class, 1.80% (Cost $12,014,170)(d)(e)	12,014,170	$12,014,170
TOTAL INVESTMENTS IN SECURITIES–100.75% (Cost $855,555,560)		1,147,203,000
OTHER ASSETS LESS LIABILITIES–(0.75)%		(8,509,855)
NET ASSETS–100.00%		$1,138,693,145

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2018.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2018

Financials	20.2%
Information Technology	17.5
Industrials	16.7
Health Care	13.7
Consumer Discretionary	12.1
Energy	5.8
Materials	4.9
Real Estate	3.7
Telecommunication Services	1.7
Consumer Staples	1.0
Money Market Funds Plus Other Assets Less Liabilities	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Equity Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $816,068,830)*	$1,107,714,787
Investments in affiliated money market funds, at value (Cost $39,486,730)	39,488,213
Receivable for:
Investments sold	7,187,889
Fund shares sold	1,003,078
Dividends	709,457
Investment for trustee deferred compensation and retirement plans	196,969
Other assets	54,068
Total assets	1,156,354,461

Liabilities:
Payable for:
Investments purchased	3,362,667
Collateral upon return of securities loaned	12,014,170
Fund shares reacquired	1,294,077
Accrued fees to affiliates	607,665
Accrued trustees’ and officers’ fees and benefits	6,370
Accrued other operating expenses	159,338
Trustee deferred compensation and retirement plans	217,029
Total liabilities	17,661,316
Net assets applicable to shares outstanding	$1,138,693,145

Net assets consist of:
Shares of beneficial interest	$744,166,561
Undistributed net investment income (loss)	(1,105,985)
Undistributed net realized gain	103,985,129
Net unrealized appreciation	291,647,440
$1,138,693,145

Net Assets:
Class A	$561,232,485
Class C	$50,768,818
Class R	$66,918,951
Class Y	$105,718,267
Class R5	$35,241,349
Class R6	$318,813,275

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	34,972,884
Class C	3,947,688
Class R	4,438,655
Class Y	6,368,243
Class R5	1,992,990
Class R6	17,912,044
Class A:
Net asset value per share	$16.05
Maximum offering price per share
(Net asset value of $16.05 ÷ 94.50%)	$16.98
Class C:
Net asset value and offering price per share	$12.86
Class R:
Net asset value and offering price per share	$15.08
Class Y:
Net asset value and offering price per share	$16.60
Class R5:
Net asset value and offering price per share	$17.68
Class R6:
Net asset value and offering price per share	$17.80

*	At June 30, 2018, securities with an aggregate value of $11,762,000 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Equity Fund

Statement of Operations

For the six months ended June 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $14,514)	$5,606,855
Dividends from affiliated money market funds (includes securities lending income of $26,685)	197,961
Total investment income	5,804,816

Expenses:
Advisory fees	4,184,730
Administrative services fees	145,975
Custodian fees	12,924
Distribution fees:
Class A	689,349
Class B	914
Class C	254,404
Class R	170,231
Transfer agent fees — A, B, C, R and Y	1,037,869
Transfer agent fees — R5	19,789
Transfer agent fees — R6	14,775
Trustees’ and officers’ fees and benefits	17,948
Registration and filing fees	71,292
Reports to shareholders	76,421
Professional services fees	27,255
Other	12,691
Total expenses	6,736,567
Less: Fees waived and expense offset arrangement(s)	(16,425)
Net expenses	6,720,142
Net investment income (loss)	(915,326)

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	83,291,508
Change in net unrealized appreciation (depreciation) of investment securities	(24,667,748)
Net realized and unrealized gain	58,623,760
Net increase in net assets resulting from operations	$57,708,434

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2018 and the year ended December 31, 2017

(Unaudited)

	June 30, 2018	December 31, 2017
Operations:
Net investment income (loss)	$(915,326)	$(3,181,224)
Net realized gain	83,291,508	81,173,288
Change in net unrealized appreciation (depreciation)	(24,667,748)	84,204,008
Net increase in net assets resulting from operations	57,708,434	162,196,072

Distributions to shareholders from net realized gains:
Class A	—	(28,064,769)
Class B	—	(85,003)
Class C	—	(3,250,570)
Class R	—	(3,870,949)
Class Y	—	(11,357,077)
Class R5	—	(2,659,854)
Class R6	—	(14,144,673)
Total distributions from net realized gains	—	(63,432,895)

Share transactions–net:
Class A	(12,319,203)	(49,629,810)
Class B	(1,326,391)	(1,885,008)
Class C	(2,667,988)	(8,651,902)
Class R	(7,038,755)	(8,339,176)
Class Y	(134,485,860)	(210,366,194)
Class R5	(16,669,932)	(69,798,640)
Class R6	(868,290)	231,322,050
Net increase (decrease) in net assets resulting from share transactions	(175,376,419)	(117,348,680)
Net increase (decrease) in net assets	(117,667,985)	(18,585,503)

Net assets:
Beginning of period	1,256,361,130	1,274,946,633
End of period (includes undistributed net investment income (loss) of $(1,105,985) and $(190,659), respectively)	$1,138,693,145	$1,256,361,130

Notes to Financial Statements

June 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s primary investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

9                         Invesco Small Cap Equity Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

10                         Invesco Small Cap Equity Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

11                         Invesco Small Cap Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.73%
Next $500 million	0.715%
Next $1.5 billion	0.70%
Next $2.5 billion	0.685%
Next $2.5 billion	0.67%
Next $2.5 billion	0.655%
Over $10 billion	0.64%

For the six months ended June 30, 2018, the effective advisory fees incurred by the Fund was 0.72%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 2.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2018, the Adviser waived advisory fees of $9,225.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2018, IDI advised the Fund that IDI retained $72,052 in front-end sales commissions from the sale of Class A shares and $8,717 and $655 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended June 30, 2018, the Fund incurred $9,468 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Small Cap Equity Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended June 30, 2018, there were no material transfers between valuation levels.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,200.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2017.

13                         Invesco Small Cap Equity Fund

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2018 was $72,941,099 and $276,830,058, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$326,852,905
Aggregate unrealized (depreciation) of investments	(35,624,473)
Net unrealized appreciation of investments	$291,228,432

Cost of investments for tax purposes is $855,974,568.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	2,831,690	$44,658,382	6,985,727	$104,085,068
Class B(b)	—	—	12,223	147,623
Class C	299,675	3,806,043	612,827	7,469,083
Class R	352,413	5,230,972	1,028,834	14,495,473
Class Y	601,736	9,807,055	9,361,531	142,310,390
Class R5	220,219	3,871,189	903,595	14,684,328
Class R6	2,007,784	35,224,171	15,825,629	262,055,142

Issued as reinvestment of dividends:
Class A	—	—	1,777,225	26,978,269
Class B(b)	—	—	6,857	83,801
Class C	—	—	258,499	3,158,870
Class R	—	—	271,008	3,869,987
Class Y	—	—	621,268	9,741,484
Class R5	—	—	158,284	2,641,763
Class R6	—	—	838,122	14,072,070

Automatic conversion of Class B shares to Class A shares:(c)
Class A	69,676	1,134,325	108,203	1,623,419
Class B	(86,590)	(1,134,325)	(132,372)	(1,623,419)

Reacquired:
Class A	(3,686,665)	(58,111,910)	(12,221,173)	(182,316,566)
Class B(b)	(14,688)	(192,066)	(40,715)	(493,013)
Class C	(510,325)	(6,474,031)	(1,575,245)	(19,279,855)
Class R	(830,508)	(12,269,727)	(1,890,096)	(26,704,636)
Class Y	(8,618,879)	(144,292,915)	(23,529,583)	(362,418,068)
Class R5	(1,201,556)	(20,541,121)	(5,272,169)	(87,124,731)
Class R6	(2,071,184)	(36,092,461)	(2,697,058)	(44,805,162)
Net increase (decrease) in share activity	(10,637,202)	$(175,376,419)	(8,588,579)	$(117,348,680)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

14                         Invesco Small Cap Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/18	$15.35	$(0.02)	$0.72	$0.70	$—	$16.05	4.56%	$561,232	1.29	%(d)	1.29	%(d)	(0.29	)%(d)	6%
Year ended 12/31/17	14.25	(0.05)	1.98	1.93	(0.83)	15.35	13.58	549,010	1.30		1.30		(0.36)		21
Year ended 12/31/16	13.43	(0.02)	1.61	1.59	(0.77)	14.25	11.72	557,205	1.31		1.31		(0.18)		35
Year ended 12/31/15	15.16	(0.04)	(0.82)	(0.86)	(0.87)	13.43	(5.61)	543,187	1.29		1.29		(0.23)		29
Year ended 12/31/14	17.00	(0.08)	0.37	0.29	(2.13)	15.16	2.17	561,244	1.29		1.29		(0.49)		45
Year ended 12/31/13	13.24	(0.06)	4.87	4.81	(1.05)	17.00	36.68	586,779	1.29		1.29		(0.38)		28
Class B
Six months ended 06/30/18(e)	12.36	(0.01)	0.75	0.74	—	13.10	5.99	—	2.04	(d)	2.04	(d)	(1.04	)(d)	6
Year ended 12/31/17	11.70	(0.13)	1.62	1.49	(0.83)	12.36	12.78	1,251	2.05		2.05		(1.11)		21
Year ended 12/31/16	11.23	(0.10)	1.34	1.24	(0.77)	11.70	10.89	2,986	2.06		2.06		(0.93)		35
Year ended 12/31/15	12.92	(0.13)	(0.69)	(0.82)	(0.87)	11.23	(6.28)	5,189	2.04		2.04		(0.98)		29
Year ended 12/31/14	14.92	(0.18)	0.31	0.13	(2.13)	12.92	1.39	8,624	2.04		2.04		(1.24)		45
Year ended 12/31/13	11.81	(0.15)	4.31	4.16	(1.05)	14.92	35.61	12,723	2.04		2.04		(1.13)		28
Class C
Six months ended 06/30/18	12.35	(0.07)	0.58	0.51	—	12.86	4.13	50,769	2.04	(d)	2.04	(d)	(1.04	)(d)	6
Year ended 12/31/17	11.69	(0.13)	1.62	1.49	(0.83)	12.35	12.79	51,355	2.05		2.05		(1.11)		21
Year ended 12/31/16	11.22	(0.11)	1.35	1.24	(0.77)	11.69	10.90	56,845	2.06		2.06		(0.93)		35
Year ended 12/31/15	12.92	(0.13)	(0.70)	(0.83)	(0.87)	11.22	(6.36)	59,546	2.04		2.04		(0.98)		29
Year ended 12/31/14	14.92	(0.18)	0.31	0.13	(2.13)	12.92	1.40	64,348	2.04		2.04		(1.24)		45
Year ended 12/31/13	11.81	(0.15)	4.31	4.16	(1.05)	14.92	35.62	72,662	2.04		2.04		(1.13)		28
Class R
Six months ended 06/30/18	14.44	(0.04)	0.68	0.64	—	15.08	4.43	66,919	1.54	(d)	1.54	(d)	(0.54	)(d)	6
Year ended 12/31/17	13.48	(0.09)	1.88	1.79	(0.83)	14.44	13.32	71,008	1.55		1.55		(0.61)		21
Year ended 12/31/16	12.77	(0.06)	1.54	1.48	(0.77)	13.48	11.46	74,227	1.56		1.56		(0.43)		35
Year ended 12/31/15	14.50	(0.07)	(0.79)	(0.86)	(0.87)	12.77	(5.87)	82,078	1.54		1.54		(0.48)		29
Year ended 12/31/14	16.40	(0.12)	0.35	0.23	(2.13)	14.50	1.89	99,241	1.54		1.54		(0.74)		45
Year ended 12/31/13	12.83	(0.09)	4.71	4.62	(1.05)	16.40	36.38	114,041	1.54		1.54		(0.63)		28
Class Y
Six months ended 06/30/18	15.86	(0.00)	0.74	0.74	—	16.60	4.67	105,718	1.04	(d)	1.04	(d)	(0.04	)(d)	6
Year ended 12/31/17	14.66	(0.02)	2.05	2.03	(0.83)	15.86	13.88	228,176	1.05		1.05		(0.11)		21
Year ended 12/31/16	13.76	0.01	1.66	1.67	(0.77)	14.66	12.02	409,479	1.06		1.06		0.07		35
Year ended 12/31/15	15.47	0.00	(0.84)	(0.84)	(0.87)	13.76	(5.37)	386,369	1.04		1.04		0.02		29
Year ended 12/31/14	17.27	(0.04)	0.37	0.33	(2.13)	15.47	2.36	354,121	1.04		1.04		(0.24)		45
Year ended 12/31/13	13.40	(0.02)	4.94	4.92	(1.05)	17.27	37.07	269,044	1.04		1.04		(0.13)		28
Class R5
Six months ended 06/30/18	16.88	0.01	0.79	0.80	—	17.68	4.74	35,241	0.88	(d)	0.88	(d)	0.12	(d)	6
Year ended 12/31/17	15.54	0.00	2.17	2.17	(0.83)	16.88	14.00	50,217	0.91		0.91		0.03		21
Year ended 12/31/16	14.52	0.04	1.75	1.79	(0.77)	15.54	12.22	111,621	0.87		0.87		0.26		35
Year ended 12/31/15	16.24	0.03	(0.88)	(0.85)	(0.87)	14.52	(5.18)	152,486	0.88		0.88		0.18		29
Year ended 12/31/14	17.99	(0.01)	0.39	0.38	(2.13)	16.24	2.55	168,876	0.87		0.87		(0.07)		45
Year ended 12/31/13	13.91	0.01	5.12	5.13	(1.05)	17.99	37.22	200,674	0.88		0.88		0.03		28
Class R6
Six months ended 06/30/18	16.99	0.02	0.79	0.81	—	17.80	4.77	318,813	0.79	(d)	0.79	(d)	0.21	(d)	6
Year ended 12/31/17	15.61	0.02	2.19	2.21	(0.83)	16.99	14.19	305,344	0.85		0.85		0.09		21
Year ended 12/31/16	14.57	0.05	1.76	1.81	(0.77)	15.61	12.31	62,583	0.79		0.79		0.34		35
Year ended 12/31/15	16.28	0.05	(0.89)	(0.84)	(0.87)	14.57	(5.10)	92,803	0.79		0.79		0.27		29
Year ended 12/31/14	18.02	0.00	0.39	0.39	(2.13)	16.28	2.60	114,981	0.78		0.78		0.02		45
Year ended 12/31/13	13.92	0.02	5.13	5.15	(1.05)	18.02	37.34	119,633	0.80		0.80		0.11		28

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $556,048, $1,287, $51,302, $68,657, $136,977, $42,372 and $312,505 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Reflects activity for the period January 1, 2018 through January 26, 2018 (date of conversion).

15                         Invesco Small Cap Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,045.60	$6.54	$1,018.40	$6.46	1.29%
C	1,000.00	1,041.30	10.33	1,014.68	10.19	2.04
R	1,000.00	1,044.30	7.81	1,017.16	7.70	1.54
Y	1,000.00	1,046.70	5.28	1,019.64	5.21	1.04
R5	1,000.00	1,047.40	4.47	1,020.43	4.41	0.88
R6	1,000.00	1,047.70	4.01	1,020.88	3.96	0.79

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2018 through June 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Small Cap Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by

Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Small-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period, and below the performance of the Index for the three and five year periods. The Board discussed detractors to Fund performance and noted that underperformance during 2016 and the outperformance of low quality names negatively impacted the Fund’s longer-term performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

17                         Invesco Small Cap Equity Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2017.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco

Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker receives commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

18                         Invesco Small Cap Equity Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334	Invesco Distributors, Inc.	SCE-SAR-1	08142018 0816

ITEM 2.	CODE OF ETHICS.

Not required for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the

Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to express the concerns expressed in the letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2018, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:        AIM Funds Group (Invesco Funds Group)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 7, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 7, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	September 7, 2018

EXHIBIT INDEX

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.